Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net loss		$ (115,282)	$ (94,749)	$ (336,269)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization		367,362	360,817	353,743
Amortization of deferred financing costs and pension withdrawal liability		5,869	5,329	5,095
Project Orion and other software related deferred costs amortization		16,596	4,182	0
Loss on debt extinguishment and termination of derivative instruments		0	116,082	2,482
Gain from sale of partially owned entity		(2,420)	0	0
Loss from investments in partially owned entities		2,112	3,702	5,553
Stock-based compensation expense		30,190	28,233	23,592
Deferred income tax benefit		(26,584)	(13,210)	(10,781)
Provision for doubtful accounts receivable		5,112	7,633	6,422
Impairment of indefinite and long-lived assets		47,099	33,126	236,515
Impairment of related party loan receivable		0	0	21,972
Loss on put option		0	0	56,576
Loss on classification of Comfrio as held for sale		0	0	4,616
Non-cash operating lease expenses		37,925	42,751	42,841
Net loss (gain) from sale of real estate		44,324	(3,514)	(2,254)
Changes in operating assets and liabilities:
Accounts receivable		20,929	22,748	(2,748)
Accounts payable and accrued expenses		(17,044)	17,349	23,545
Other assets		(22,230)	(66,892)	(49,635)
Operating lease liabilities		(36,835)	(40,345)	(37,605)
Proceeds from settlement of treasury lock hedge transactions		1,292	0	0
Other, net		1,226	(11,365)	22,495
Net cash provided by operating activities		359,641	411,877	366,155
Investing activities:
Additions to property, buildings and equipment		(576,845)	(309,458)	(264,467)
Business combinations, net of cash acquired		(108,448)	0	(46,653)
Acquisitions of property, buildings, equipment, and other assets, net of cash acquired		0	0	(65,771)
Investments in and advances to partially owned entities and other, net		(24,553)	(13,049)	(20,533)
Net payments for sale of business (discontinued operations)		0	0	(4,616)
Proceeds from sale of property, buildings, and equipment		25,867	9,324	8,071
Proceeds from sale of investments in partially owned entities		27,471	0	36,896
Payment for foreign currency exchange forwards settlement		(1,493)	0	0
Net cash used in investing activities		(658,001)	(313,183)	(357,073)
Financing activities:
Distributions paid on common stock, restricted stock units and noncontrolling interests in OP		(261,375)	(252,119)	(242,221)
Proceeds from stock options exercised		2,864	2,828	2,952
Proceeds from employee stock purchase plan		1,577	3,069	3,047
Remittance of withholding taxes related to employee stock-based transactions		(3,178)	(3,646)	(3,375)
Proceeds from revolving line of credit		627,477	827,224	716,326
Repayment on revolving line of credit		(572,000)	(942,183)	(832,519)
Repayment of sale-leaseback financing obligations		(4,250)	(7,091)	(17,891)
Termination of sale-leaseback financing obligations		(15,289)	(190,954)	0
Repayment of financing lease obligations		(37,689)	(37,921)	(39,214)
Payment of debt issuance costs		(4,881)	(5,992)	0
Proceeds from public senior unsecured notes offering		400,000	500,000	0
Proceeds from senior unsecured term loans		250,000	0	0
Net proceeds from issuance of common stock		0	0	412,610
Net cash provided by (used in) financing activities		383,256	(106,785)	(285)
Net increase (decrease) in cash, cash equivalents and restricted cash		84,896	(8,091)	8,797
Effect of foreign currency translation on cash, cash equivalents and restricted cash		4,315	(4,649)	(1,468)
Cash, cash equivalents and restricted cash:
Beginning of period		47,652	60,392	53,063
End of period		136,863	47,652	60,392
Supplemental disclosures of non-cash investing and financing activities:
Addition of property, buildings and equipment on accrual		40,753	32,538	34,034
Operating leases		24,614	11,186	6,244
Finance leases		94,699	38,989	59,276
Supplemental disclosures of cash flows information:
Interest paid – net of amounts capitalized		138,449	122,023	134,513
Income taxes paid – net of refunds		5,851	6,718	5,828
Allocation of purchase price of business combinations, net of cash acquired to:
Goodwill		828,335	784,042	794,004
Business Acquisitions
Allocation of purchase price of business combinations, net of cash acquired to:
Land		9,990	0	0
Buildings and improvements		41,460	0	0
Machinery and equipment		19,281	0	0
Goodwill		38,499	0	0
Cash and cash equivalents		4	0	0
Deferred revenue		(204)	0	0
Accounts payable and accrued expenses	[1]	(582)	0	46,653
Assets of discontinued operations - held for sale		0	0	86,085
Liabilities of discontinued operations - held for sale		0	0	(86,085)
Total consideration		108,448	0	46,653
Asset Acquisitions
Allocation of purchase price of property, buildings, equipment, and other assets, net of cash acquired to:
Other assets and liabilities, net		0	0	239
Cash paid for acquisitions of property, buildings, equipment, and other assets, net		0	0	65,771
Asset Acquisitions | Land
Allocation of purchase price of property, buildings, equipment, and other assets, net of cash acquired to:
Property, plant and equipment, additions		0	0	15,551
Asset Acquisitions | Building and improvements
Allocation of purchase price of property, buildings, equipment, and other assets, net of cash acquired to:
Property, plant and equipment, additions		0	0	35,551
Asset Acquisitions | Machinery and equipment
Allocation of purchase price of property, buildings, equipment, and other assets, net of cash acquired to:
Property, plant and equipment, additions		$ 0	$ 0	$ 14,430

[1]	(1)Accounts payable and accrued expenses activity as of December 31, 2023 represents the relief of the remaining put option liability for Comfrio.